NOTE 13 – STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2021	May 31, 2022	Feb. 28, 2022	Aug. 31, 2020	Jun. 30, 2020	Jan. 17, 2020	Dec. 09, 2019
Class of Stock [Line Items]
Common Stock, Shares, Issued	226,589,735	327,841,919		46,661,417
Common Stock, Shares Held in Employee Trust, Shares	559			520
Stock Issued During Period, Shares, Conversion of Convertible Securities	25,406,238
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	56,407,922
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation	261,111
Preferred Stock, Shares Authorized	10,000,000	10,000,000		10,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001
Dividends Payable, Current	$ 1,834	$ 5,119
Shares Issued At. 0140 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other	19,000,000
Shares Issued, Price Per Share	$ 0.0140
Shares Issued At. 0715 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other	4,000,000
Shares Issued, Price Per Share	$ 0.0715
Put Shares [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	$ 0.015312			$ 20,500.0000
[custom:PutSharesIssuedForCashShares]	31,646,633
Put Shares 2 [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	$ 0.014256		$ 0.02719
Put Shares 3 [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	0.01452
Put Shares 4 [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	0.077528
Put Shares 5 [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	0.09856
Put Shares 6 [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	0.11
Put Shares 7 [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	0.0715
Put Shares 8 [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	0.0563
Put Shares 9 [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	0.0528
Put Shares 10 [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	0.04875
Put Shares 11 [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	0.05764
Put Shares 12 [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	$ 0.0344
Peak One [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					750,000		10,000
E M A Financial [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						30,000
Series A Preferred [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	100,000			0
[custom:StockIssuedDuringPeriodPreferredStockShares]	100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.001
Series B Preferred [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	20,000			0
[custom:StockIssuedDuringPeriodPreferredStockShares]	20,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 16
Series C Preferred [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	7,140,360
[custom:StockIssuedDuringPeriodPreferredStockShares]	280,025
[custom:DividendExpense-0]	$ 16,801
Dividends Payable, Current	$ 0
Series D Preferred [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	17,388,277
[custom:StockIssuedDuringPeriodPreferredStockShares]	798
[custom:DividendExpense-0]	$ 9,034
Dividends Payable, Current	$ 1,834